Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Parties
Related Parties
One of the Company’s customers is a subsidiary of a stockholder of the Company, thus making the customer a related party. Under an agreement with this customer, the customer has purchased certain services from the Company. Revenue recorded under this agreement totaled $0.6 million and $0.9 million for the nine months ended September 30, 2012 and 2013, respectively. Accounts receivable from the customer amounted to $0.4 million and $0.4 million at December 31, 2012 and September 30, 2013, respectively.
One of the Company’s stockholders is also a channel partner with which the Company conducts business. This channel partner, like other channel partners, allows the Company access to its systems and allows the Company to serve as an integration partner between it and the Company’s customers. The Company does not pay or receive consideration from the channel partner for this arrangement.

Related Parties
One of the Company’s customers is a subsidiary of a stockholder of the Company, thus making the customer a related party. Under this agreement, the customer has purchased certain services from the Company. Revenue recorded under this agreement since the customer became a related party totaled $0.3 million and $0.8 million for the years ended December 31, 2011 and 2012, respectively. Accounts receivable from the customer amounted to $0.1 million and $0.4 million at December 31, 2011 and 2012, respectively.
The Company conducts business with one of its stockholders who is also one of its channel partners. This channel partner, like other channel partners, allows the Company access to its systems and allows the Company to serve as an integration partner between it and the Company’s customers. The Company does not pay or receive consideration from the related party for this arrangement.